SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
SCHEDULE OF SEGMENTS REVENUES AND OPERATING RESULTS

	Search segment	Digital content segment	Adjustments (See below)	Year ended December 31, 2021
Revenues from external customers	29,985	15,239	-	45,224
Depreciation and amortization	-	-	1,941	1,941
Segment operating income	1,608	1,431	(2,498)	541
Financial (expenses) income, net	(145)	(53)	(*) 338	140
Segment Income (loss), before income taxes	1,463	1,378	(2,160)	681

SCHEDULE OF RECONCILIATION BETWEEN SEGMENTS OPERATING RESULTS

Year ended December 31,
2021

Depreciation and amortization expenses not attributable to segments (**)	$(1,941)
General and administrative not attributable to the segments (***)	$(557)
$(2,498)

(*)	Mainly consist of financial expenses from the Financing Agreement of bank loans taken for business combinations (see note 10).

(**)	Mainly consist of technology and customer relations amortization costs from business combinations (see note 7).

(***)	Mainly consist of salary and related expenses, professional consulting expenses and other expenses in connection with the business combinations and the Reorganization Transaction.